Comprehensive Income - Schedule of Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized holding gain (loss) on securities available for sale arising during the period	$ 9,989	$ (36,662)	$ 13,405
Unrealized holding loss on securities available for sale transferred to held to maturity	(1,009)
Fair value adjustments on derivatives	(6,608)	3,107
Benefit plans, Amortization of New actuarial gain (loss)	803	(1,186)	284
Net change in benefit plans accrued expense	847	(1,084)	323
Other comprehensive income (loss) before taxes	1,715	(45,072)	13,675
Tax effect	144	17,337	(5,511)
Total Other Comprehensive Income (Loss)	1,859	(27,735)	8,164
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gain on sale of securities available for sale	(1,523)	(10,433)	(53)
Amortization of unrealized holding loss on securities available for sale transferred to held to maturity	19
Benefit plans, Amortization of Actuarial (gain) loss	(2)	54	(25)
Benefit plans, Amortization of Past service cost	$ 46	$ 48	$ 64